LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
LOANS AND BORROWINGS
Schedule of borrowings

	As of December 31,
	2018	2019

Short-term borrowings	684,788	397,213
Current portion of long-term borrowings	598,532	740,524
Sub-total	1,283,320	1,137,737
Long-term borrowings, excluding current portion	5,203,708	8,028,473
Total loans and borrowings	6,487,028	9,166,210

Schedule of short-term borrowings

	As of December 31,
	2018	2019

Unsecured short-term loans and borrowings	30,000	80,000
Secured short-term loans and borrowings	654,788	317,213
	684,788	397,213

Schedule of assets to secure the short-term borrowings

	As of December 31,
	2018	2019

Accounts receivable (Note)	18,796	11,535
Property and equipment, net	203,290	—
	222,086	11,535

Schedule of long-term borrowings

	As of December 31,
	2018	2019

Unsecured long-term loans and borrowings	85,250	42,500
Secured long-term loans and borrowings	5,716,990	8,726,497
	5,802,240	8,768,997

Schedule of assets to secure the long-term borrowings

	As of December 31,
	2018	2019

Accounts receivable (Note)	347,142	508,847
Property and equipment, net	1,513,446	2,493,872
Prepaid land use rights, net	13,241	741,032
	1,873,829	3,743,751

Note:     The Company applied accounts receivable generated from certain data center operation as collateral to secure borrowings.

Schedule of aggregate maturities of the long-term loans and borrowings

Long-term borrowings
Twelve-months ending December 31,
2020	740,524
2021	1,875,218
2022	1,395,398
2023	2,844,152
2024	1,163,453
Thereafter	750,252
8,768,997